Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
Note 4 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2010 and 2011 are classified as "held-to-maturity" and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
At December 31, 2011
Held to maturity:
Corporate debt securities and
government debt securities
Current	9,108	5	(100)	9,013
Non-Current	23,911	-	(452)	23,459

	33,019	5	(552)	32,472

At December 31, 2010
Held to maturity:
Corporate debt securities and
government debt securities
Current	8,162	18	(85)	8,095
Non-Current	21,773	74	(155)	21,692

	29,935	92	(240)	29,787

*      Fair value is being determined using quoted market prices in active markets (Level 1).
**    Including accrued interest in the amount of $325K.

The amortized cost, gross unrealized losses and fair value of the debt securities by major interest type were as follows:

	December 31, 2011
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	25,225	(415)	24,810
2.038% - 2.874%	7,794	(132)	7,662
	33,019	(547)	32,472

	December 31, 2010
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 4%	28,401	(123)	28,278
4.063% - 4.241%	1,534	(25)	1,509
	29,935	(148)	29,787

Maturities of the debt securities were as follows as at December 31, 2011:

	Amortized cost	Fair value
	US$ thousands
Current maturities	9,108	9,013
Due after one year through 2.75 years	23,911	23,459
	33,019	32,472

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011:

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities
and government debt
securities	(276)	17,461	(276)	14,005	(552)	31,466

The unrealized losses on the investments were caused by interest rate increases. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporary impaired.